Principal accounting policies (As a lessee-Leases previously classified as operating leases) (Impact on transition to IFRS16 leases) (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Principal accounting policies [abstract]
Lease assets recognised previously under finance leases	¥ 1,617
Prepayment on land use right reclassified from property, plant and equipment and land use right	¥ 11,450